Commitments and Contingencies - Contingencies (Details) - USD ($) $ in Thousands				12 Months Ended
	May 27, 2017	Aug. 07, 2016	Jun. 26, 2015	Dec. 31, 2016
Complaint against the Company for commissions with respect to a solar project in North Palm Springs, California
Contingencies
Damage seeking by plaintiff			$ 460
Percentage of commissions to gross revenues claimed by plaintiff			0.25%
Estimate of commission amount possible a plaintiff entitled			$ 58
Loss incurred				$ 0
Loss contingency, provision				1,200
Complaint against the Company for commissions with respect to a solar project in North Palm Springs, California | Minimum
Contingencies
Percentage of commissions to gross revenues claimed by plaintiff			0.25%
Complaint against the Company for commissions with respect to a solar project in North Palm Springs, California | Maximum
Contingencies
Percentage of commissions to gross revenues claimed by plaintiff			2.00%
Complaint against the Group alleging that the Group delayed payment for equity transfer
Contingencies
Damage seeking by plaintiff		$ 3,789
Factoring interest and bank charge sought		1,314
Penalty interest for delay payment of factoring sought		781
Penalty sought		$ 246
Amount to pay for judgement made	$ 3,789
Factoring interest and bank charge settled	1,314
Litigation settlement for penalty interest	781
Litigation settlement for compensation charge	$ 222
Annual interest rate for additional penalty from February 28,2017 to the actual payment date	8.70%
Penalty and interest charge accrued				$ 1,003